Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 300	$ 4,600	$ 7,550	$ 7,000
Less: Cost of Sales	29	1,469	2,244	1,150
Gross Margin	271	3,131	5,306	5,850
Operating expenses
General and Administrative	1,180,474	38,658,630	39,433,273	14,259,711
Sales and marketing	76,729	278,442	499,400	462,478
Professional fees	138,353	118,546	392,275	348,931
Research and development		666	2,610	10,597
Total operating expenses	1,395,556	39,056,284	40,327,558	15,081,717
Loss from operations	(1,395,285)	(39,053,153)	(40,322,252)	(15,075,867)
Other expenses
Interest expense	(362,172)	(215,823)	(781,465)	(247,837)
Loss on embedded derivatives related to convertible notes and warrant	(1,676,135)
Total other expenses	(2,038,307)	(215,823)	(781,465)	(247,837)
Net loss before tax provision	(3,433,591)	(39,268,975)	(41,103,717)	(15,323,704)
Tax provision
Net loss	$ (3,433,591)	$ (39,268,975)	$ (41,103,717)	$ (15,323,704)
Net loss per common share - basic	$ (0.11)	$ (1.36)	$ (1.35)	$ (0.56)
Net loss per common share - diluted	$ (0.11)	$ (1.36)	$ (1.35)	$ (0.56)
Weighted average number of common shares outstanding - basic	31,996,554	28,941,505	30,370,501	27,226,816
Weighted average number of common shares outstanding - diluted	31,996,554	28,941,505	30,370,501	27,226,816